1875 K Street N.W.
Washington D.C. 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

September 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock National Municipal Fund, a series of BlackRock Municipal Bond Fund, Inc.

(File No. 002-57354 and File No. 811-02688)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated September 3, 2014, to the Prospectus, dated October 28, 2013, for the BlackRock National Municipal Fund (the “Fund”). The purpose of the filing is to submit the 497 filing dated September 3, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC